Events Subsequent to the Date of the Form 10-Q filed on November 14, 2022 (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Sep. 07, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Sep. 30, 2022	Jan. 08, 2021
Subsequent Event [Line Items]
Common stock, shares issued						24,566,386	16,041,464	16,041,464	16,041,464
Common stock, shares outstanding						24,566,386	16,041,464	16,041,464	16,041,464
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member]
Subsequent Event [Line Items]
Public shares redeemed	2,380,246	2,606,117	2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069		$ (52,251,672)	$ (52,251,672)
Common stock, shares issued	2,380,246					1,628,425				1,628,425	1,437,500
Common stock, shares outstanding	2,109,062			2,860,883		1,628,425				1,628,425
Subsequent Event [Member] | CIK0001848000_LAKESHORE ACQUISITION I CORP [Member]
Subsequent Event [Line Items]
Public shares redeemed	2,380,246	2,606,117		2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069
Common stock, shares issued	2,109,062	2,860,883
Common stock, shares outstanding	2,109,062